INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 4,362	$ 8,638
Short-term restricted cash	16	16
Bank deposits	46,208	54,010
Marketable securities	9,540	9,466
Trade receivables, net	5,296	9,978
Inventory	3,880	3,344
Prepaid expenses and other current assets	5,738	4,780
Total current assets	75,040	90,232
LONG-TERM ASSETS:
Restricted deposits	3,111	3,189
Property and equipment, net	19,559	19,856
Operating lease right-of-use assets, net	24,372	25,086
Other long-term assets	88	89
Total long-term assets	47,130	48,220
Total assets	122,170	138,452
CURRENT LIABILITIES:
Trade payables	10,142	8,599
Deferred revenues	2,027	1,852
Employees and payroll accruals	10,170	9,027
Accrued expenses and other current liabilities	5,674	5,998
Operating lease liabilities	5,992	5,949
Total current liabilities	34,005	31,425
LONG-TERM LIABILITIES:
Operating lease liabilities	28,500	29,302
Warrants liability	1	7
Total long-term liabilities	28,501	29,309
SHAREHOLDERS' EQUITY:
Ordinary shares of no-par value: Authorized: 500,000,000 shares as of March 31, 2026 and December 31, 2025; Issued and outstanding: 221,365,334 and 214,090,980 shares as of March 31, 2026 and December 31, 2025, respectively	0	0
Additional paid-in capital	883,703	875,558
Accumulated deficit	(824,039)	(797,840)
Total shareholders' equity	59,664	77,718
Total liabilities and shareholders' equity	$ 122,170	$ 138,452